FINANCING AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of Assets Based on Categories
The estimated fair values of certain financial instruments have been determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at December 31, 2019:

	December 31, 2019
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,867	—	4,867	—	—	—
Restricted cash	128	—	128	—	—	—
Trade accounts receivable and other	3,569	—	3,146	—	423	—
Inventories	17,296	17,296	—	—	—	—
Prepaid expenses and other current assets	2,756	1,305	1,047	136	—	268
Total current assets	28,616	18,601	9,188	136	423	268

Non-current assets:
Goodwill and intangible assets	5,432	5,432	—	—	—	—
Property, plant and equipment and biological assets	36,231	36,172	—	59	—	—
Investments in associates and joint ventures	6,529	6,529	—	—	—	—
Other investments	772	—	—	—	772	—
Deferred tax assets	8,680	8,680	—	—	—	—
Other assets	1,648	388	1,130	—	—	130
Total non-current assets	59,292	57,201	1,130	59	772	130
Total assets	87,908	75,802	10,318	195	1,195	398

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,869	—	2,869	—	—	—
Trade accounts payable and other	12,614	—	12,614	—	—	—
Short-term provisions	516	485	31	—	—	—
Accrued expenses and other liabilities	4,910	1,075	3,527	—	—	308
Income tax liabilities	378	378	—	—	—	—
Total current liabilities	21,287	1,938	19,041	—	—	308

Non-current liabilities:
Long-term debt, net of current portion	11,471	—	11,471	—	—	—
Deferred tax liabilities	2,331	2,331	—	—	—	—
Deferred employee benefits	7,343	7,343	—	—	—	—
Long-term provisions	2,475	2,465	10	—	—	—
Other long-term obligations	2,518	501	1,779	—	—	238
Total non-current liabilities	26,138	12,640	13,260	—	—	238

Equity:
Equity attributable to the equity holders of the parent	38,521	38,521	—	—	—	—
Non-controlling interests	1,962	1,962	—	—	—	—
Total equity	40,483	40,483	—	—	—	—
Total liabilities and equity	87,908	55,061	32,301	—	—	546

	December 31, 2018
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,172	—	2,172	—	—	—
Restricted cash	182	—	182	—	—	—
Trade accounts receivable and other	4,432	—	3,957	—	475	—
Inventories	20,744	20,744	—	—	—	—
Prepaid expenses and other current assets	2,834	1,405	812	—	—	617
Assets held for sale	2,111	2,111	—	—	—	—
Total current assets	32,475	24,260	7,123	—	475	617

Non-current assets:
Goodwill and intangible assets	5,728	5,728	—	—	—	—
Property, plant and equipment and biological assets	35,638	35,589	—	49	—	—
Investments in associates and joint ventures	4,906	4,906	—	—	—	—
Other investments	855	—	—	—	855	—
Deferred tax assets	8,287	8,287	—	—	—	—
Other assets	3,360	526	1,188	1,037	—	609
Total non-current assets	58,774	55,036	1,188	1,086	855	609
Total assets	91,249	79,296	8,311	1,086	1,330	1,226

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,167	—	3,167	—	—	—
Trade accounts payable and other	13,981	—	13,981	—	—	—
Short-term provisions	539	528	11	—	—	—
Accrued expenses and other liabilities	4,709	1,212	3,307	—	—	190
Income tax liabilities	238	238	—	—	—	—
Liabilities held for sale	821	821	—	—	—	—
Total current liabilities	23,455	2,799	20,466	—	—	190

Non-current liabilities:
Long-term debt, net of current portion	9,316	—	9,316	—	—	—
Deferred tax liabilities	2,374	2,374	—	—	—	—
Deferred employee benefits	6,982	6,982	—	—	—	—
Long-term provisions	1,995	1,984	11	—	—	—
Other long-term obligations	3,019	457	1,854	—	—	708
Total non-current liabilities	23,686	11,797	11,181	—	—	708

Equity:
Equity attributable to the equity holders of the parent	42,086	42,086	—	—	—	—
Non-controlling interests	2,022	2,022	—	—	—	—
Total equity	44,108	44,108	—	—	—	—
Total liabilities and equity	91,249	58,704	31,647	—	—	898

Disclosure of Liabilities Based on Categories
The estimated fair values of certain financial instruments have been determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at December 31, 2019:

	December 31, 2019
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,867	—	4,867	—	—	—
Restricted cash	128	—	128	—	—	—
Trade accounts receivable and other	3,569	—	3,146	—	423	—
Inventories	17,296	17,296	—	—	—	—
Prepaid expenses and other current assets	2,756	1,305	1,047	136	—	268
Total current assets	28,616	18,601	9,188	136	423	268

Non-current assets:
Goodwill and intangible assets	5,432	5,432	—	—	—	—
Property, plant and equipment and biological assets	36,231	36,172	—	59	—	—
Investments in associates and joint ventures	6,529	6,529	—	—	—	—
Other investments	772	—	—	—	772	—
Deferred tax assets	8,680	8,680	—	—	—	—
Other assets	1,648	388	1,130	—	—	130
Total non-current assets	59,292	57,201	1,130	59	772	130
Total assets	87,908	75,802	10,318	195	1,195	398

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,869	—	2,869	—	—	—
Trade accounts payable and other	12,614	—	12,614	—	—	—
Short-term provisions	516	485	31	—	—	—
Accrued expenses and other liabilities	4,910	1,075	3,527	—	—	308
Income tax liabilities	378	378	—	—	—	—
Total current liabilities	21,287	1,938	19,041	—	—	308

Non-current liabilities:
Long-term debt, net of current portion	11,471	—	11,471	—	—	—
Deferred tax liabilities	2,331	2,331	—	—	—	—
Deferred employee benefits	7,343	7,343	—	—	—	—
Long-term provisions	2,475	2,465	10	—	—	—
Other long-term obligations	2,518	501	1,779	—	—	238
Total non-current liabilities	26,138	12,640	13,260	—	—	238

Equity:
Equity attributable to the equity holders of the parent	38,521	38,521	—	—	—	—
Non-controlling interests	1,962	1,962	—	—	—	—
Total equity	40,483	40,483	—	—	—	—
Total liabilities and equity	87,908	55,061	32,301	—	—	546

	December 31, 2018
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	2,172	—	2,172	—	—	—
Restricted cash	182	—	182	—	—	—
Trade accounts receivable and other	4,432	—	3,957	—	475	—
Inventories	20,744	20,744	—	—	—	—
Prepaid expenses and other current assets	2,834	1,405	812	—	—	617
Assets held for sale	2,111	2,111	—	—	—	—
Total current assets	32,475	24,260	7,123	—	475	617

Non-current assets:
Goodwill and intangible assets	5,728	5,728	—	—	—	—
Property, plant and equipment and biological assets	35,638	35,589	—	49	—	—
Investments in associates and joint ventures	4,906	4,906	—	—	—	—
Other investments	855	—	—	—	855	—
Deferred tax assets	8,287	8,287	—	—	—	—
Other assets	3,360	526	1,188	1,037	—	609
Total non-current assets	58,774	55,036	1,188	1,086	855	609
Total assets	91,249	79,296	8,311	1,086	1,330	1,226

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,167	—	3,167	—	—	—
Trade accounts payable and other	13,981	—	13,981	—	—	—
Short-term provisions	539	528	11	—	—	—
Accrued expenses and other liabilities	4,709	1,212	3,307	—	—	190
Income tax liabilities	238	238	—	—	—	—
Liabilities held for sale	821	821	—	—	—	—
Total current liabilities	23,455	2,799	20,466	—	—	190

Non-current liabilities:
Long-term debt, net of current portion	9,316	—	9,316	—	—	—
Deferred tax liabilities	2,374	2,374	—	—	—	—
Deferred employee benefits	6,982	6,982	—	—	—	—
Long-term provisions	1,995	1,984	11	—	—	—
Other long-term obligations	3,019	457	1,854	—	—	708
Total non-current liabilities	23,686	11,797	11,181	—	—	708

Equity:
Equity attributable to the equity holders of the parent	42,086	42,086	—	—	—	—
Non-controlling interests	2,022	2,022	—	—	—	—
Total equity	44,108	44,108	—	—	—	—
Total liabilities and equity	91,249	58,704	31,647	—	—	898

Disclosure of Fair Value Measurement of Assets
The following tables summarize the bases used to measure certain Financial assets and Financial liabilities at their fair value on recurring basis.

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	699	—	73	772
Trade accounts receivable and other subject to TSR programs*	—	—	423	423
Derivative financial current assets	—	268	—	268
Derivative financial non-current assets	—	3	127	130
Total assets at fair value	699	271	623	1,593
Liabilities at fair value:
Derivative financial current liabilities	—	144	164	308
Derivative financial non-current liabilities	—	101	137	238
Total liabilities at fair value	—	245	301	546
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	793	—	62	855
Trade accounts receivable and other subject to TSR programs*	—	—	475	475
Derivative financial current assets	—	617	—	617
Derivative financial non-current assets	—	126	483	609
Total assets at fair value	793	743	1,020	2,556
Liabilities at fair value:
Derivative financial current liabilities	—	75	115	190
Derivative financial non-current liabilities	—	131	577	708
Total liabilities at fair value	—	206	692	898

*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the conversion option classified as Level 3 with respect to the put option granted to ISP , the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment included in the pellet purchase agreement:

	Put option with ISP[1]	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2017	—	984	(264)	720
Change in fair value	(124)	(501)	(304)	(929)
Balance as of December 31, 2018	(124)	483	(568)	(209)
Change in fair value	(1)	(356)	392	35
Balance as of December 31, 2019	(125)	127	(176)	(174)

1.
The change in fair value in 2018 was recognized through the business combination (see note 2.2).

Disclosure of Fair Value Measurement of Liabilities
The following tables summarize the bases used to measure certain Financial assets and Financial liabilities at their fair value on recurring basis.

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	699	—	73	772
Trade accounts receivable and other subject to TSR programs*	—	—	423	423
Derivative financial current assets	—	268	—	268
Derivative financial non-current assets	—	3	127	130
Total assets at fair value	699	271	623	1,593
Liabilities at fair value:
Derivative financial current liabilities	—	144	164	308
Derivative financial non-current liabilities	—	101	137	238
Total liabilities at fair value	—	245	301	546
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	793	—	62	855
Trade accounts receivable and other subject to TSR programs*	—	—	475	475
Derivative financial current assets	—	617	—	617
Derivative financial non-current assets	—	126	483	609
Total assets at fair value	793	743	1,020	2,556
Liabilities at fair value:
Derivative financial current liabilities	—	75	115	190
Derivative financial non-current liabilities	—	131	577	708
Total liabilities at fair value	—	206	692	898

*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the conversion option classified as Level 3 with respect to the put option granted to ISP , the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment included in the pellet purchase agreement:

	Put option with ISP[1]	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2017	—	984	(264)	720
Change in fair value	(124)	(501)	(304)	(929)
Balance as of December 31, 2018	(124)	483	(568)	(209)
Change in fair value	(1)	(356)	392	35
Balance as of December 31, 2019	(125)	127	(176)	(174)

1.
The change in fair value in 2018 was recognized through the business combination (see note 2.2).

Disclosure of Detailed Information About Borrowings
The margin applicable to ArcelorMittal’s principal credit facilities (5.5 billion revolving credit facility and certain other credit facilities) and the coupons on certain of its outstanding bonds are subject to adjustment in the event of a change in its long-term credit ratings. The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Nominal value	Date of issuance	Repayment date	Interest rate[1]	Issued at
CHF 225 million Unsecured Notes	Jul 3, 2015	Jul 3, 2020	2.50%	100.00%
€600 million Unsecured Notes	Jul 4, 2014	Jul 6, 2020	2.88%	99.18%
€500 million Unsecured Notes	Apr 9, 2015	Apr 9, 2021	3.00%	99.55%
€750 million Unsecured Notes	Jan 14, 2015	Jan 14, 2022	3.13%	99.73%
1.1 billion Unsecured Notes	Feb 28, 2012	Feb 25, 2022	6.25%	98.28%
€500 million Unsecured Notes	Dec 4, 2017	Jan 17, 2023	0.95%	99.38%
€750 million Unsecured Notes	Nov 19, 2019	May 19, 2023	1.00%	99.89%
€250 million Unsecured Notes	Jul 4, 2019	Jan 17, 2024	2.25%	105.59%
€750 million Unsecured Notes	Jan 17, 2019	Jan 17, 2024	2.25%	99.72%
750 Unsecured Notes	Jul 16, 2019	Jul 16, 2024	3.60%	99.86%
500 Unsecured Notes	Jun 1, 2015	Jun 1, 2025	6.13%	100.00%
€750 million Unsecured Notes	Nov 19, 2019	Nov 19, 2025	1.75%	99.41%
750 Unsecured Notes	Mar 11, 2019	Mar 11, 2026	4.55%	99.72%
500 Unsecured Notes	Jul 16, 2019	Jul 16, 2029	4.25%	99.00%
1.0 billion Unsecured Bonds	Oct 8, 2009	Oct 15, 2039	7.00%	95.20%
500 Unsecured Bonds	Aug 5, 2010	Oct 15, 2039	7.00%	104.84%
1.0 billion Unsecured Notes	Mar 7, 2011	Mar 1, 2041	6.75%	99.18%
1.
Rates applicable at December 31, 2019.
Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2019	2018
Short-term bank loans and other credit facilities including commercial paper [1]	1,838	1,968
Current portion of long-term debt	770	1,130
Lease obligations[2]	261	69
Total	2,869	3,167

1.	The weighted average interest rate on short-term borrowings outstanding was 1.1% and 1.3% as of December 31, 2019 and 2018, respectively.
2.
On January 1, 2019, the Company adopted IFRS 16 and recognized additional lease liabilities (discounted at the incremental borrowing rates at that date). In 2018, lease obligations corresponded to finance leases under IAS 17. See note 7.
Long-term debt is comprised of the following:

				December 31,
	Year of maturity	Type of Interest	Interest rate[1]	2019	2018
Corporate
5.5 billion Revolving Credit Facility[4]	2023-2024	Floating		—	—
€750 million Unsecured Notes	2019	Fixed	3.00%	—	858
500 Unsecured Notes	2020	Fixed	5.13%	—	324
CHF 225 million Unsecured Notes	2020	Fixed	2.50%	233	228
€600 million Unsecured Notes	2020	Fixed	2.88%	316	685
1.0 billion Unsecured Bonds	2020	Fixed	5.25%	—	623
1.5 billion Unsecured Notes	2021	Fixed	5.50%	—	754
€500 million Unsecured Notes	2021	Fixed	3.00%	320	570
€750 million Unsecured Notes	2022	Fixed	3.13%	841	856
1.1 billion Unsecured Notes	2022	Fixed	6.25%	657	656
€500 million Unsecured Notes	2023	Fixed	0.95%	558	568
€750 million Unsecured Notes	2023	Fixed	1.00%	838	—
€1 billion Unsecured Notes	2024	Fixed	2.25%	1,131	—
750 Unsecured Notes	2024	Fixed	3.60%	746	—
500 Unsecured Notes	2025	Fixed	6.13%	498	497
€750 million Unsecured Notes	2025	Fixed	1.75%	834	—
750 Unsecured Notes	2026	Fixed	4.55%	745	—
500 Unsecured Notes	2029	Fixed	4.25%	493	—
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	671	670
1.0 billion Unsecured Notes	2041	Fixed	6.75%	428	428
Other loans	2021	Fixed	3.10% - 3.46%	151	114
EIB loan	2025	Fixed	1.16%	344	401
7.0 billion Term Facility[3]	2020	Floating	3.09%	—	1,000
Other loans	2021 - 2035	Floating	0.35% - 4.06%	1,218	639
Total Corporate				11,022	9,871

Americas
Other loans	2020 - 2030	Fixed/Floating	0.0% - 10.0%	81	84
Total Americas				81	84

Europe, Asia & Africa
EBRD Facility	2024	Floating	3.8% - 4.1%	175	50
Other loans	2020 - 2029	Fixed/Floating	0.0% - 5.8%	97	86
Total Europe, Asia & Africa				272	136

Total				11,375	10,091
Less current portion of long-term debt				(770)	(1,130)
Total long-term debt (excluding lease obligations)				10,605	8,961
Long-term lease obligations[2]				866	355
Total long-term debt, net of current portion				11,471	9,316

1.	Rates applicable to balances outstanding at December 31, 2019. For debt that has been redeemed in its entirety during 2019, the interest rates refer to the rates at repayment date.

2.	Net of current portion of 261 and 69 as of December 31, 2019 and December 31, 2018, respectively. Further information regarding leases is provided in note 7.

3.	Amount outstanding in 2018 was repaid on March 22, 2019 and March 29, 2019.
4.
On November 27, 2019, ArcelorMittal exercised the option to extend the maturity by one year to December 19, 2024. The commitments are 5.5 billion until December 19, 2023 and 5.4 billion until December 19, 2024.
Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
As of December 31, 2019 the scheduled maturities of short-term debt, long-term debt and long-term lease obligations, including their current portion are as follows:

Year of maturity	Amount
2020	2,869
2021	994
2022	1,956
2023	2,185
2024	2,062
Subsequent years	4,274
Total	14,340

The contractual maturities of the below financial liabilities include estimated loan repayments, interest payments and settlement of derivatives, excluding any impact of netting agreements. The cash flows are calculated based on market data as of December 31, 2019, and as such are sensitive to movements in mainly foreign exchange rates and interest rates. The cash flows are non-discounted, except for derivative financial liabilities where the cash flows equal their fair values.

	December 31, 2019
	Carrying amount	Contractual Cash Flow	2020	2021	from 2022 to 2024	After 2024
Non-derivative financial liabilities
Bonds	(9,398)	(12,227)	(880)	(643)	(5,542)	(5,162)
Loans over 100	(1,968)	(2,405)	(534)	(453)	(1,014)	(404)
Trade and other payables	(12,614)	(12,619)	(12,619)	—	—	—
Other loans and lease	(2,974)	(3,257)	(1,886)	(297)	(528)	(546)
Total	(26,954)	(30,508)	(15,919)	(1,393)	(7,084)	(6,112)
Derivative financial liabilities
Equity contracts (Put options)	(125)	(125)	(125)	—	—	—
Foreign exchange contracts	(90)	(90)	(49)	—	—	(41)
Other commodities contracts[1]	(331)	(331)	(134)	(76)	(103)	(18)
Total	(546)	(546)	(308)	(76)	(103)	(59)

1.	Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2018
	Carrying amount	Contractual Cash Flow	2019	2020	from 2021 to 2023	After 2023
Non-derivative financial liabilities
Bonds	(7,807)	(10,277)	(1,200)	(2,166)	(3,898)	(3,013)
Loans over 100	(2,322)	(2,505)	(639)	(1,153)	(629)	(84)
Trade and other payables	(13,981)	(13,999)	(13,999)	—	—	—
Other loans	(2,354)	(2,456)	(1,783)	(228)	(310)	(135)
Total	(26,464)	(29,237)	(17,621)	(3,547)	(4,837)	(3,232)
Derivative financial liabilities
Equity contracts (Put options)	(124)	(124)	—	—	(124)	—
Foreign exchange contracts	(158)	(158)	(52)	(41)	(3)	(62)
Other commodities contracts[1]	(616)	(616)	(138)	(148)	(217)	(113)
Total	(898)	(898)	(190)	(189)	(344)	(175)
1.
Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Estimated Fair Value and Carrying Value of Debt
The following tables summarize the Company’s bases used to estimate its debt at fair value. Fair value measurement has been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

As of December 31, 2019	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	10,999	9,963	1,747	—	11,710
Instruments payable bearing interest at variable rates	1,503		1,501	—	1,501
Total long-term debt, including current portion	12,502	9,963	3,248	—	13,211
Short term bank loans and other credit facilities including commercial paper	1,838	—	1,854	—	1,854

As of December 31, 2018	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	8,692	8,029	1,049	—	9,078
Instruments payable bearing interest at variable rates	1,823	—	1,759	—	1,759
Total long-term debt, including current portion	10,515	8,029	2,808	—	10,837
Short term bank loans and other credit facilities including commercial paper	1,968	—	1,967	—	1,967

Disclosure of Cash and Cash Equivalents
Cash and cash equivalents consisted of the following:

	December 31,
	2019	2018
Cash at bank	3,443	1,832
Term deposits	246	283
Money market funds[1]	1,178	57
Total	4,867	2,172
1
Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Reconciliation of Liabilities Arising from Financing Activities
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2017 (note 6.1.2)	10,143	2,785
Proceeds from long-term debt	1,138	—
Payments of long-term debt	(798)	—
Amortized cost	9	18
Unrealized foreign exchange effects	(240)	(219)
Proceeds from short-term debt	—	2,319
Payments of short-term debt [1]	—	(2,949)
Current portion of long-term debt	(1,130)	1,130
Debt acquired through business combinations	174	69
Debt classified as held for sale (note 2.3.2)	(77)	—
Other movements [2]	97	14
Balance as of December 31, 2018 (note 6.1.2)	9,316	3,167
Adoption of IFRS 16 (notes 1 and 7)	893	243
Balance as of January 1, 2019	10,209	3,410
Proceeds from long-term debt	5,772	—
Payments of long-term debt	(3,299)	—
Amortized cost	7	13
Unrealized foreign exchange effects	(78)	(42)
Proceeds from short-term debt	—	600
Payments of short-term debt	—	(1,811)
Payments of principal portion of lease liabilities (note 7)	(10)	(310)
Additions to lease liabilities (notes 5.2 and 7)	185	74
Current portion of long-term debt	(1,031)	1,031
Derecognition of lease liabilities following the divestment of Global Chartering (note 2.3.1)	(311)	(89)
Other movements	27	(7)
Balance as of December 31, 2019 (note 6.1.2)	11,471	2,869

1.
Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.

2.
Others movements include non-current and current obligations under leases.
Schedule of Net Debt by Currency
The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency at December 31, 2019 and December 31, 2018:

As of December 31, 2019	Total USD	EUR	USD	CHF	PLN	CAD	Other (in USD)
Short-term debt and current portion of long-term debt	2,869	1,966	248	233	20	174	228
Long-term debt, net of current portion	11,471	6,240	4,754	—	239	106	132
Cash and cash equivalents including restricted cash	(4,995)	(2,986)	(1,383)	(2)	(64)	(32)	(528)
Net debt	9,345	5,220	3,619	231	195	248	(168)

As of December 31, 2018	Total USD	EUR	USD	CHF	INR	CAD	Other (in USD)
Short-term debt and current portion of long-term debt	3,167	2,566	338	—	8	151	104
Long-term debt, net of current portion	9,316	3,530	5,405	228	—	69	84
Cash and cash equivalents including restricted cash	(2,354)	(454)	(1,017)	(2)	(307)	(29)	(545)
Net debt	10,129	5,642	4,726	226	(299)	191	(357)

Disclosure of Detailed Information About Financial Instruments
The following tables summarize this portfolio:

	December 31, 2019
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	1,187	29	2,633	(36)
Forward sale contracts	1,716	42	705	(4)
Currency swaps sales	—	—	500	(41)
Exchange option purchases	2,317	38	1,030	(4)
Exchange options sales	1,213	10	1,418	(5)
Total foreign exchange rate instruments		119		(90)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	250	29	182	(7)
Term contracts purchases	419	117	1,479	(142)
Options sales/purchases	12	6	10	(6)
Total raw materials (base metals), freight, energy, emission rights		152		(155)
Total		271		(245)

	December 31, 2018
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	2,005	66	1,258	(13)
Forward sale contracts	5,810	252	724	(9)
Currency swaps sales	—	—	1,000	(101)
Exchange option purchases	2,000	71	43	—
Exchange options sales	234	3	1,000	(35)
Total foreign exchange rate instruments		392		(158)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	79	4	24	(6)
Term contracts purchases	1,524	347	739	(42)
Total raw materials (base metals), freight, energy, emission rights		351		(48)
Total		743		(206)

Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2019	2018
Base metals	(6)	(9)
Freight	7	—
Energy (oil, gas, electricity)	(92)	(5)
Emission rights	88	317
Total	(3)	303

Derivative assets associated with raw materials, energy, freight and emission rights	152	351
Derivative liabilities associated with raw materials, energy, freight and emission rights	(155)	(48)
Total	(3)	303

Analysis of Financing Costs
Financing costs - net recognized in the years ended December 31, 2019, 2018 and 2017 are as follows:

	Year ended December 31,
	2019	2018	2017
Interest expense	(695)	(687)	(879)
Interest income	88	72	56
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)	(320)	(572)	578
Accretion of defined benefit obligations and other long term liabilities	(405)	(349)	(353)
Net foreign exchange result	4	(235)	546
Other [1]	(324)	(439)	(823)
Total	(1,652)	(2,210)	(875)
1.
Other mainly includes expenses related to true sale of receivables (“TSR”) programs and bank fees. It also includes premiums and fees of 71 relating to the bonds early redeemed in 2019 (104 and 389 of premiums and fees relating to bonds early redeemed in 2018 and 2017, respectively). In 2017, other also includes expenses relating to the extension of the mandatory convertible bonds (see note 11.2) of 92.

Disclosure of Capital Management
The Company monitors capital using a gearing ratio, being the ratio of net debt as a percentage of total equity.

	December 31,
	2019	2018
Total equity	40,483	44,108
Net debt (including nil and 67 cash and debt classified as held for sale as of December 31, 2019 and December 31, 2018 respectively)	9,345	10,196
Gearing	23.1%	23.1%

Disclosure of Nature and Extent of Risks Arising from Financial Instruments
As of December 31, 2019, the Company is mainly subject to foreign exchange exposure relating to the euro, Brazilian real, Canadian dollar, Kazakhstani tenge, South African rand, Mexican peso, Polish zloty, Argentine peso and Ukranian hryvnia against the U.S. dollar resulting from its trade payables and receivables.

	December 31, 2019
	Trade receivables	Trade payables
USD	810	5,179
EUR	1,391	4,901
BRL	491	566
CAD	34	357
KZT	60	186
ZAR	173	364
MXN	70	50
UAH	72	157
PLN	116	498
ARS	47	71
Other	305	285
Total	3,569	12,614

Sensitivity Analysis for Types of Market Risk
The following tables detail the Company’s derivative financial instruments' sensitivity to a 10% strengthening and a 10% weakening in the U.S. dollar against the euro. A positive number indicates an increase in profit or loss and other equity, where a negative number indicates a decrease in profit or loss and other equity.
The sensitivity analysis includes the Company’s complete portfolio of foreign currency derivatives outstanding. The impact on the non €/$ derivatives reflects the estimated move of such currency pairs, when the U.S. dollar appreciates or depreciates 10% against the euro, based on computations of correlations in the foreign exchange markets in 2019 and 2018.

	December 31, 2019
	Income	Other Equity
10% strengthening in U.S. dollar	(104)	325
10% weakening in U.S. dollar	113	(252)

	December 31, 2018
	Income	Other Equity
10% strengthening in U.S. dollar	132	(422)
10% weakening in U.S. dollar	(148)	674

The following tables detail the Company’s variable interest rate instruments’ sensitivity. A change of 100 basis points (“bp”) in interest rates during the period would have increased (decreased) profit or loss by the amounts presented below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	December 31, 2019
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	30	—
100 bp decrease	(30)	—

	December 31, 2018
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	1	—
100 bp decrease	(1)	—
1.
Please refer to note 6.1.4 for a description of net debt (including fixed and floating portion)
The following tables detail the Company’s sensitivity to a 10% increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting relationships.

	December 31, 2019
	Income	Other Equity Cash Flow Hedging Reserves
+10% in prices
Base Metals	2	15
Iron Ore	—	—
Freight	—	—
Emission rights	—	65
Energy	—	71
-10% in prices
Base Metals	(2)	(15)
Iron Ore	—	—
Freight	—	—
Emission rights	—	(65)
Energy	—	(71)

	December 31, 2018
	Income	Other Equity Cash Flow Hedging Reserves
+10% in prices
Base Metals	(1)	19
Iron Ore	—	1
Freight	3	—
Emission rights	—	149
Energy	—	75
-10% in prices
Base Metals	1	(19)
Iron Ore	—	(1)
Freight	(3)	—
Emission rights	—	(149)
Energy	—	(75)

The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a 10% increase or decrease between the relevant foreign currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	1,530	5,391	1,252	4,411
BRL	540	623	442	509
CAD	37	393	31	321
KZT	66	205	54	167
ZAR	190	400	156	328
MXN	77	55	63	45
UAH	79	173	65	141
PLN	128	548	104	448
ARS	52	78	42	64

Disclosure of Maturity Analysis for Derivative Financial Liabilities
The contractual maturities of the below financial liabilities include estimated loan repayments, interest payments and settlement of derivatives, excluding any impact of netting agreements. The cash flows are calculated based on market data as of December 31, 2019, and as such are sensitive to movements in mainly foreign exchange rates and interest rates. The cash flows are non-discounted, except for derivative financial liabilities where the cash flows equal their fair values.

	December 31, 2019
	Carrying amount	Contractual Cash Flow	2020	2021	from 2022 to 2024	After 2024
Non-derivative financial liabilities
Bonds	(9,398)	(12,227)	(880)	(643)	(5,542)	(5,162)
Loans over 100	(1,968)	(2,405)	(534)	(453)	(1,014)	(404)
Trade and other payables	(12,614)	(12,619)	(12,619)	—	—	—
Other loans and lease	(2,974)	(3,257)	(1,886)	(297)	(528)	(546)
Total	(26,954)	(30,508)	(15,919)	(1,393)	(7,084)	(6,112)
Derivative financial liabilities
Equity contracts (Put options)	(125)	(125)	(125)	—	—	—
Foreign exchange contracts	(90)	(90)	(49)	—	—	(41)
Other commodities contracts[1]	(331)	(331)	(134)	(76)	(103)	(18)
Total	(546)	(546)	(308)	(76)	(103)	(59)

1.	Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2018
	Carrying amount	Contractual Cash Flow	2019	2020	from 2021 to 2023	After 2023
Non-derivative financial liabilities
Bonds	(7,807)	(10,277)	(1,200)	(2,166)	(3,898)	(3,013)
Loans over 100	(2,322)	(2,505)	(639)	(1,153)	(629)	(84)
Trade and other payables	(13,981)	(13,999)	(13,999)	—	—	—
Other loans	(2,354)	(2,456)	(1,783)	(228)	(310)	(135)
Total	(26,464)	(29,237)	(17,621)	(3,547)	(4,837)	(3,232)
Derivative financial liabilities
Equity contracts (Put options)	(124)	(124)	—	—	(124)	—
Foreign exchange contracts	(158)	(158)	(52)	(41)	(3)	(62)
Other commodities contracts[1]	(616)	(616)	(138)	(148)	(217)	(113)
Total	(898)	(898)	(190)	(189)	(344)	(175)
1.
Commodity contracts include base metals, freight, energy and emission rights.

Disclosure of Information About Terms and Conditions of Cash Flow Hedges
The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2019
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2021	After 2021
Foreign exchange contracts	46	67	(17)	(4)	—	—
Commodities	(275)	(12)	(27)	(40)	(47)	(149)
Emission rights	88	(4)	—	92	—	—
Total	(141)	51	(44)	48	(47)	(149)

	December 31, 2018
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2020	After 2020
Foreign exchange contracts	329	329	4	—	(1)	(3)
Commodities[1]	(588)	(8)	(39)	(77)	(143)	(321)
Emission rights	317	—	—	206	111	—
Total	58	321	(35)	129	(33)	(324)

1.
The commodities balance as of December 31, 2018 shown above has been revised to correct the prior period disclosure, increasing the liability balance of commodities by 568 for the special payment in the pellet purchase agreement described in note 6.1.5. The revision only impacted the amount disclosed above and the hedging instruments table below and otherwise had no impact on the Company’s consolidated financial statements. The Company has evaluated the impact of the revision and determined that it did not have a material impact on any of its prior period annual consolidated financial statements.

Associated gains or losses that were recognized in other comprehensive income are reclassified from equity to the consolidated statements of operations in the same period during which the hedged forecasted cash flow affects the consolidated statements of operations. The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2019
	Cash flow reserve	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2021	After 2021
Foreign exchange contracts	13	9	1	3	—	—
Commodity contracts	(106)	(16)	(19)	(27)	(44)	—
Emission rights	310	72	73	145	16	4
Total	217	65	55	121	(28)	4

	December 31, 2018
	Cash flow reserve	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2020	After 2020
Foreign exchange contracts	4	—	—	4	—	—
Commodity contracts	(390)	(34)	(32)	(59)	(115)	(150)
Emission rights	778	46	47	93	87	505
Total	392	12	15	38	(28)	355

Disclosure of Detailed Information About Hedging Instruments
The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2019
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	5,207	80	(34)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards[1]	531	14	(93)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards[1]	721	—	(196)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	559	104	(16)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total	—	198	(339)

1.	Including energy forwards

	December 31, 2019
Hedging Instruments	Cash flow hedge reserve at December 31, 2018	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve at December 31, 2019
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	282	76	(4)	(323)	Sales	31
Price risk - Commodities forwards	(399)	272	21	—	Sales, Cost of sales	(106)
Price risk - Emission rights forwards	778	(32)	(436)	—	Cost of sales	310
Total	661	316	(419)	(323)		235

	December 31, 2018
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	7,465	332	—	Prepaid expenses and other current assets
Price risk - Commodities forwards	350	—	(124)	Accrued expenses and other liabilities
Price risk - Commodities forwards	491	—	(454)	Other long-term obligations
Price risk - Energy forwards	765	—	(9)	Other long-term obligations
Price risk - Emission rights forwards	1,091	205	—	Prepaid expenses and other current assets
Price risk - Emission rights forwards	79	112	—	Other assets
Total	10,241	649	(587)

	December 31, 2018
Hedging Instruments	Cash flow hedge reserve at December 31, 2017	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve at December 31, 2018
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	(141)	284	—	139	n/a	282
Price risk - Commodities forwards[1]	18	(543)	126	—	Sales, Cost of sales	(399)
Price risk - Emission rights forwards	84	694	—	—	n/a	778
Total	(39)	435	126	139		661
1.
The price risk - commodities forward balance as of December 31, 2018 shown above has been revised to correct the prior period disclosure decreasing the Hedging gains or losses of the reporting period and the cash flow hedge reserve by 381 for the special payment in the pellet purchase agreement described in note 6.1.5. The revision only impacted the disclosed amount in the maturities table above and this hedge accounting table and otherwise had no impact on the Company’s consolidated financial statements. The Company has evaluated the impact of the revision and determined that it did not have a material impact on any of its prior period annual consolidated financial statements.
Derivative hedging instruments in net investment hedges are as follows:

Derivatives	Notional amount	Date traded	Fair value at December 31, 2018	Change in fair value	Fair value as of December 31, 2019[1]
CCS 10Y	300	May 27, 2015	(39)	14	(25)
CCS 10Y	160	May 27, 2015	(21)	8	(13)
CCS 10Y	40	May 27, 2015	(6)	3	(3)
Total	500		(66)	25	(41)

1.	The net investment hedges were fully effective. As such, the change in fair value is entirely recorded in other comprehensive income.

	December 31, 2019
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2019	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	500	—	(41)	Other long-term obligations	—	n/a	33
Foreign exchange risk - EUR debt	7,788	—	(7,777)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	n/a	567
Total	8,288	—	(7,818)		—		600

Derivatives	Notional amount	Date traded	Fair value at December 31, 2017	Change in fair value	Fair value as of December 31, 2018[1]
CCS 5Y	500	May 27, 2015	(64)	29	(35)
CCS 10Y	300	May 27, 2015	(56)	17	(39)
CCS 10Y	160	May 27, 2015	(30)	9	(21)
CCS 10Y	40	May 27, 2015	(7)	1	(6)
Total	1,000		(157)	56	(101)

1.	The net investment hedges were fully effective. As such, the change in fair value is entirely recorded in other comprehensive income.

	December 31, 2018
Hedging Instrument	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position in which the hedged item is located	Change in value used for calculating hedge ineffectiveness for 2018	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedge
Foreign exchange risk - Cross Currency Swap	1,000	—	(101)	Other long-term obligations	—	n/a	28
Foreign exchange risk - EUR debt	5,931	—	(5,918)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	n/a	474
Total	6,931	—	(6,019)		—		502